Foreclosed Assets not Covered by FDIC Loss Share Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity Within Foreclosed Assets Not Covered by FDIC Loss Share Agreements

The following table is a summary of activity within foreclosed assets not covered by FDIC loss share agreements for the periods indicated.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Balance - beginning of year	$31,762	$42,216	$61,148
Loans transferred into foreclosed assets not covered by FDIC loss share agreements	9,047	10,676	17,095
Sales of foreclosed assets not covered by FDIC loss share agreements	(25,482)	(11,719)	(27,152)
Writedowns of foreclosed assets not covered by FDIC loss share agreements	(1,713)	(9,525)	(8,960)
Foreclosed assets acquired in acquisitions - not covered by FDIC loss share agreements	310	114	85

Balance - end of year	$13,924	$31,762	$42,216

Amount and Type of Foreclosed Assets Not Covered by FDIC Loss Share Agreements

The amount and type of foreclosed assets not covered by FDIC loss share agreements are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$2,863	$1,078
Non-farm/non-residential	2,481	2,857
Construction/land development	8,072	27,675
Agricultural	378	—

Total real estate	13,794	31,610
Commercial and industrial	102	145
Consumer	28	7

Foreclosed assets not covered by FDIC loss share agreements	$13,924	$31,762